Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Accounts Receivable	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Customer A [Member]
Schedule of Total Accounts Receivable [Line Items]
Total accounts receivable	RM 11,668,144	$ 2,473,532	RM 2,326,144